Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2018 TWD ($) $ / CNY $ / JPY $ / $	Dec. 31, 2018 USD ($) $ / CNY $ / JPY $ / $	Dec. 31, 2018 CNY (¥) $ / CNY $ / JPY $ / $	Dec. 31, 2018 JPY (¥) $ / CNY $ / JPY $ / $	Dec. 31, 2017 TWD ($) $ / CNY $ / JPY $ / $	Dec. 31, 2017 USD ($) $ / CNY $ / JPY $ / $	Dec. 31, 2017 CNY (¥) $ / CNY $ / JPY $ / $	Dec. 31, 2017 JPY (¥) $ / CNY $ / JPY $ / $
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 9,932,223	$ 324,476			$ 12,225,182
Exchange rate	30.61	30.61	30.61	30.61
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 5,229,843	$ 170,270			6,192,044	$ 208,066
Liabilities denominated in foreign currencies	$ 559,934	$ 18,230			$ 477,231	$ 16,036
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	30.7150	30.7150	30.7150	30.7150	29.7600	29.7600	29.7600	29.7600
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	30.7150	30.7150	30.7150	30.7150	29.7600	29.7600	29.7600	29.7600
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 49,396			¥ 177,557	$ 210,899			¥ 798,254
Liabilities denominated in foreign currencies	$ 677,734			¥ 2,436,140	$ 283,072			¥ 1,071,432
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / JPY	0.2782	0.2782	0.2782	0.2782	0.2642	0.2642	0.2642	0.2642
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / JPY	0.2782	0.2782	0.2782	0.2782	0.2642	0.2642	0.2642	0.2642
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 39,577		¥ 8,850		$ 764,564		¥ 167,484
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / CNY	4.4720	4.4720	4.4720	4.4720	4.5650	4.5650	4.5650	4.5650